LEASES - (Lessee) Maturities of Operating Lease Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Less than one year	$ 73	$ 73
One to two years	66	73
Two to three years	63	66
Three to four years	63	64
Four to five years	59	63
More than five years	185	275
Total operating lease payments	509	614
Imputed interest	(78)	(103)
Operating lease liabilities	431	511
Operating lease, reported as accounts payable and other	61	60
Operating lease, reported as other long-term liabilities	$ 370	$ 451
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other (Note 16)	Accounts payable and other (Note 16)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Long-Term Liabilities (Note 17)	Other Long-Term Liabilities (Note 17)